Warehouse Lines of Credit - Summary of Line of Credit (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Line of credit	$ 17,700,000		$ 3,500,000	$ 2,700,000
Committed amount	320,300	$ 376,000	160,096	65,000
Warehouse Line of Credit
Line of Credit Facility [Line Items]
Committed amount	4,913,206	5,189,587	2,352,899	1,713,755
Warehouse Line of Credit | November Seventeen Two Thousand Twenty Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 250,000	$ 400,000
Line of credit expiration date	Nov. 17, 2020	Nov. 17, 2020
Committed amount	$ 69,031	$ 355,540	252,855
Warehouse Line of Credit | December Twenty Four Two Thousand Twenty Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 200,000	$ 200,000
Line of credit expiration date	Dec. 24, 2020	Dec. 24, 2020
Committed amount	$ 118,282	$ 150,229	126,447
Warehouse Line of Credit | January Eleven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 100,000
Line of credit expiration date	Jan. 11, 2021
Warehouse Line of Credit | March Five Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 800,000	$ 400,000
Line of credit expiration date	Mar. 05, 2021	Mar. 05, 2021
Committed amount	$ 696,218	$ 314,728
Warehouse Line of Credit | May Seven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 2,000,000
Line of credit expiration date	May 07, 2021
Committed amount	$ 1,065,434	1,384,903
Warehouse Line of Credit | May Twenty Five Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 150,000	$ 150,000
Line of credit expiration date	May 25, 2021	May 25, 2021
Committed amount	$ 105,831	$ 133,196	114,597
Warehouse Line of Credit | June Twenty Three Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 400,000	$ 600,000
Line of credit expiration date	Jun. 23, 2021	Jun. 23, 2021
Committed amount	$ 150,562	$ 436,437	298,513
Warehouse Line of Credit | July One Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 2,000,000
Line of credit expiration date	Jul. 01, 2021
Committed amount	$ 994,042	800,764
Warehouse Line of Credit | July Seven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 1,500,000
Line of credit expiration date		May 07, 2021
Committed amount		$ 1,384,903
Warehouse Line of Credit | July Twenty Three Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 500,000
Line of credit expiration date	Jul. 23, 2021
Committed amount	$ 116,537
Warehouse Line of Credit | September Seven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 750,000
Line of credit expiration date	Sep. 07, 2021
Committed amount	$ 1,586
Warehouse Line of Credit | September Nineteen Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 150,000	$ 150,000
Line of credit expiration date	Sep. 19, 2021	Sep. 19, 2020
Committed amount	$ 79,281	$ 106,256	52,945
Warehouse Line of Credit | September Twenty Three Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 400,000
Line of credit expiration date	Sep. 23, 2021
Committed amount		240,620
Warehouse Line of Credit | Line of Credit Amount Fifteen
Line of Credit Facility [Line Items]
Line of credit	$ 250,000	300,000
Committed amount	52,877	85,683
Warehouse Line of Credit | Line of Credit Amount Seventeen
Line of Credit Facility [Line Items]
Line of credit	150,000
Warehouse Line of Credit | December Thirty One Two Thousand Twenty Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 300,000	$ 100,000
Line of credit expiration date	Dec. 31, 2020	Dec. 31, 2020
Committed amount			177,535
Warehouse Line of Credit | September Fourteen Two Thousand Twenty Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 400,000
Line of credit expiration date		Sep. 14, 2020
Committed amount		$ 240,620	138,112
Warehouse Line of Credit | Line of Credit Amount Twelve
Line of Credit Facility [Line Items]
Line of credit		250,000	500,000
Committed amount		85,683	81,019
Warehouse Line of Credit | Line of Credit Amount Sixteen
Line of Credit Facility [Line Items]
Line of credit		150,000
Warehouse Line of Credit | March Twenty Seven Two Thousand Nineteen Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 600,000
Line of credit expiration date			Mar. 27, 2019
Committed amount			$ 298,513	281,864
Warehouse Line of Credit | March Twenty Nine Two Thousand Nineteen Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 175,000
Line of credit expiration date			Mar. 29, 2019
Committed amount			$ 150,832
Warehouse Line of Credit | June Three Two Thousand Nineteen Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 125,000
Line of credit expiration date			Jun. 03, 2019
Committed amount			$ 114,597	88,731
Warehouse Line of Credit | June Six Two Thousand Nineteen Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 300,000
Line of credit expiration date			Jun. 06, 2019
Committed amount			$ 214,444	224,701
Warehouse Line of Credit | July Eight Two Thousand Nineteen Line Of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 225,000
Line of credit expiration date			Jul. 08, 2019
Committed amount			$ 138,112	113,354
Warehouse Line of Credit | Line of Credit Amount Six
Line of Credit Facility [Line Items]
Line of credit			$ 90,000
Line of credit expiration date			Sep. 19, 2019
Committed amount			$ 52,945	51,431
Warehouse Line of Credit | November Twenty Six TwoThousand Nineteen Line Of Credit[Member]
Line of Credit Facility [Line Items]
Line of credit			$ 300,000
Line of credit expiration date			Nov. 26, 2019
Committed amount			$ 252,855	111,501
Warehouse Line of Credit | December Thirteen Two Thousand Nineteen Line Of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 500,000
Line of credit expiration date			Dec. 13, 2019
Committed amount			$ 426,722	299,050
Warehouse Line of Credit | December Twenty Seven Two Thousand Nineteen Line Of Credit[Member]
Line of Credit Facility [Line Items]
Line of credit			$ 200,000
Line of credit expiration date			Dec. 27, 2019
Committed amount			$ 126,447	66,274
Warehouse Line of Credit | January Thirteen Two Thousand Twenty Line Of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 500,000
Line of credit expiration date			Jan. 13, 2020
Committed amount			$ 318,878	358,269
Warehouse Line of Credit | December Thirty One TwoThousand Nineteen Line Of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 250,000
Line of credit expiration date			Dec. 31, 2019
Committed amount			$ 177,535
Warehouse Line of Credit | Line of Credit Amount Thirteen
Line of Credit Facility [Line Items]
Line of credit			$ 150,000
Line of credit expiration date			Jan. 30, 2020
Committed amount			$ 81,019	$ 118,580
Warehouse Line of Credit | Line of Credit Amount One | January Eleven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 1,500,000	$ 600,000
Line of credit expiration date	Jan. 11, 2021	Jan. 11, 2021
Committed amount	$ 776,789	$ 510,954	426,722
Warehouse Line of Credit | Line of Credit Amount One | July Seven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 1,000,000
Line of credit expiration date		Jul. 07, 2021
Committed amount		$ 800,764	214,444
Warehouse Line of Credit | Foreign Line Of Credit Two [Member] | January Eleven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 1,000,000
Line of credit expiration date	Jan. 11, 2021
Committed amount	$ 510,672	513,645
Warehouse Line of Credit | Line of Credit Amount Two | January Eleven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 600,000
Line of credit expiration date		Jan. 11, 2021
Committed amount		$ 513,645	318,878
Warehouse Line of Credit | Line of Credit Amount Two | July Seven Two Thousand Twenty One Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 200,000	$ 200,000
Line of credit expiration date	Jul. 07, 2021	Jul. 07, 2021
Committed amount	$ 176,064	$ 156,632	$ 150,832